Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Innovator Buffer Step-Up Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Buffer Step-Up Strategy ETF®
Class Name	Innovator Buffer Step-Up Strategy ETF®
Trading Symbol	BSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Buffer Step-Up Strategy ETF	$100	0.89%
[1]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
During the 12 months ended October 31, 2024, gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Buffer Step-Up Strategy ETF NAV	25.01	9.60
S&P 500 TR	38.02	14.00
S&P 500	36.04	12.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
Net Assets	$ 64,169,183
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 490,364
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$64,169,183
Number of Holdings	4
Net Advisory Fee	$490,364
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.82	98.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.81	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $659.71	-1.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.16	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSTP
Innovator Deepwater Frontier Tech ETF
Shareholder Report [Line Items]
Fund Name	Innovator Deepwater Frontier Tech ETF
Class Name	Innovator Deepwater Frontier Tech ETF
Trading Symbol	LOUP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOUP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Deepwater Frontier Tech ETF	$87	0.70%
[2]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
Over this same period, LOUP outperformed the Nasdaq-100, largely attributable to its allocations to industrials and its security selection within large caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/24/2018)
Innovator Deepwater Frontier Tech ETF NAV	47.59	15.95	11.57
S&P 500 TR	38.02	15.27	13.79
Dow Jones Global Index TR	32.55	10.91	9.52
Deepwater Frontier Tech Index Total Return	48.99	16.81	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
Net Assets	$ 57,113,362
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 356,102
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$57,113,362
Number of Holdings	31
Net Advisory Fee	$356,102
Portfolio Turnover	165%
30-Day SEC Yield	-0.37%
30-Day SEC Yield Unsubsidized	-0.37%

Holdings [Text Block]

Top Sectors	(%)
Technology	50.1%
Communications	15.1%
Consumer, Non-cyclical	12.0%
Industrial	8.9%
Consumer, Cyclical	5.5%
Financial	5.4%
Basic Materials	2.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOUP
Innovator Equity Managed Floor ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed Floor ETF®
Class Name	Innovator Equity Managed Floor ETF®
Trading Symbol	SFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Managed Floor ETF	$101	0.89%
[3]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2024, SFLR generated a total return of 26.97%. Over the same period, the S&P 500 Total Return Index returned 38.02%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). Both components detracted from the fund’s return, with the calls generating a 4.89% loss and the puts contributing a 2.83% loss.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/08/2022)
Innovator Equity Managed Floor ETF NAV	26.97	19.05
S&P 500 TR	38.02	24.27
S&P 500	36.04	22.35
Solactive GBS United States 500 Index TR	38.61	24.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
Net Assets	$ 513,268,763
Holdings Count | $ / shares	230
Advisory Fees Paid, Amount	$ 2,265,817
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$513,268,763
Number of Holdings	230
Net Advisory Fee	$2,265,817
Portfolio Turnover	9%
30-Day SEC Yield	0.43%
30-Day SEC Yield Unsubsidized	0.43%

Holdings [Text Block]

Top Sectors	(%)
Technology	29.7%
Consumer, Non-cyclical	15.5%
Communications	15.3%
Financial	14.5%
Consumer, Cyclical	8.2%
Industrial	6.8%
Energy	3.3%
Utilities	2.4%
Basic Materials	1.6%
Cash & Other	2.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SFLR
Innovator Gradient Tactical Rotation Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Gradient Tactical Rotation Strategy ETF
Class Name	Innovator Gradient Tactical Rotation Strategy ETF
Trading Symbol	IGTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IGTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Gradient Tactical Rotation Strategy ETF	$90	0.80%
[4]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy seeks to identify the global market segment displaying the strongest price momentum metrics. The strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities. During the 12 months ended October 31, 2024, IGTR generated a total return of 24.91%. Over the same period, the S&P Global BMI Index returned 32.78%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2022)
Innovator Gradient Tactical Rotation Strategy ETF NAV	24.91	3.43
S&P 500 TR	38.02	22.40
S&P Global BMI TR	32.78	18.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
Net Assets	$ 151,773,389
Holdings Count | $ / shares	134
Advisory Fees Paid, Amount	$ 1,420,364
Investment Company Portfolio Turnover	458.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,773,389
Number of Holdings	134
Net Advisory Fee	$1,420,364
Portfolio Turnover	458%
30-Day SEC Yield	1.59%
30-Day SEC Yield Unsubsidized	1.59%

Holdings [Text Block]

Top Sectors	(%)
Financial	27.9%
Communications	17.4%
Technology	16.4%
Energy	8.6%
Industrial	8.4%
Consumer, Cyclical	6.9%
Consumer, Non-cyclical	5.4%
Basic Materials	5.3%
Diversified	0.8%
Cash & Other	2.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IGTR
Innovator Hedged Nasdaq-100 ETF
Shareholder Report [Line Items]
Fund Name	Innovator Hedged Nasdaq-100® ETF
Class Name	Innovator Hedged Nasdaq-100® ETF
Trading Symbol	QHDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of August 19, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Hedged Nasdaq-100 ETF	$16	0.79%
[5]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is designed to be a conservative growth equity solution that seeks to provide capital appreciation and a level of hedged downside protection over the Nasdaq-100® via an options hedge overlay.
Since its inception on August 19, 2024, through October 31, 2024, QHDG generated a total return of 1.44%. Over the same period, the Nasdaq-100 Total Return Index returned 0.76%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Innovator Hedged Nasdaq-100 ETF NAV	1.43
NASDAQ 100 Total Return Index	0.76
NASDAQ 100 Index	0.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
Net Assets	$ 5,712,476
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 6,268
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,712,476
Number of Holdings	104
Net Advisory Fee	$6,268
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%)
Technology	47.8%
Communications	26.1%
Consumer, Non-cyclical	11.2%
Consumer, Cyclical	8.8%
Industrial	1.6%
Basic Materials	1.4%
Utilities	1.4%
Energy	0.5%
Financial	0.2%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QHDG
Innovator IBD® 50 ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® 50 ETF
Class Name	Innovator IBD® 50 ETF
Trading Symbol	FFTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=FFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® 50 ETF	$92	0.80%
[6]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® 50 ETF seeks to track the investment results of the IBD® 50 Index. IBD® 50 is Investor’s Business Daily’s signature investing tool—targeting companies that are generating outstanding profit growth, big sales increases, wide profit margins and a high return on equity.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
FFTY delivered a strong positive return over the same period, but trailed the S&P 500, largely attributable to its allocation to financials and midcaps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/08/2015)
Innovator IBD® 50 ETF NAV	28.98	-3.57	1.08
S&P 500 TR	38.02	15.27	13.15
IBD® 50 Total Return Index	30.68	-2.92	2.13**
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
Net Assets	$ 62,732,507
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 415,648
Investment Company Portfolio Turnover	13.04%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,732,507
Number of Holdings	51
Net Advisory Fee	$415,648
Portfolio Turnover	1,304%
30-Day SEC Yield	-0.46%
30-Day SEC Yield Unsubsidized	-0.61%

Holdings [Text Block]

Top Sectors	(%)
Technology	33.7%
Industrial	24.0%
Consumer, Non-cyclical	20.9%
Communications	7.7%
Consumer, Cyclical	7.1%
Financial	6.1%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=FFTY
Innovator IBD Breakout Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® Breakout Opportunities ETF
Class Name	Innovator IBD® Breakout Opportunities ETF
Trading Symbol	BOUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® Breakout Opportunities ETF	$91	0.80%
[8]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® Breakout Opportunities ETF seeks to provide exposure to the investment results of the IBD® Breakout Stocks Index. The Index leverages decades of Investor’s Business Daily research and seeks to identify stock breakout opportunities, or stocks poised to experience a period of sustained price growth beyond the security’s recent “resistance level”, with consideration for various market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
BOUT delivered a strong positive return over the same period, but trailed the S&P 500, largely attributable to its allocations to information technology and small caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/12/2018)
Innovator IBD® Breakout Opportunities ETF NAV	27.45	14.06	6.88
S&P 500 TR	38.02	15.27	13.62
IBD® Breakout Stocks Total Return Index	29.04	15.59	8.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
Net Assets	$ 12,791,130
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 103,612
Investment Company Portfolio Turnover	14.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,791,130
Number of Holdings	42
Net Advisory Fee	$103,612
Portfolio Turnover	1,448%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%

Holdings [Text Block]

Top Sectors	(%)
Technology	28.6%
Financial	21.0%
Communications	19.2%
Consumer, Non-cyclical	11.6%
Consumer, Cyclical	9.4%
Industrial	5.3%
Management of Companies and Enterprises	4.4%
Basic Materials	0.5%
Cash & Other	0.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOUT
Innovator Laddered Allocation Buffer ETF
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Buffer ETF™
Class Name	Innovator Laddered Allocation Buffer ETF™
Trading Symbol	BUFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF	$11	0.10%
[9]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the MerQube U.S. Large Cap Equity Buffer Laddered Index. The Index is comprised of the shares of twelve Innovator U.S. Equity Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
Innovator Laddered Allocation Buffer ETF NAV	26.25	9.12
S&P 500 TR	38.02	10.64
MerQube US Large Cap Equity Buffer Laddered Index	26.35	9.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
Net Assets	$ 164,197,316
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 111,599
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$164,197,316
Number of Holdings	13
Net Advisory Fee	$111,599
Portfolio Turnover	2%
30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.06%

Holdings [Text Block]

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - November	8.4%
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - January	8.4%
Innovator U.S. Equity Buffer ETF - February	8.4%
Innovator U.S. Equity Buffer ETF - May	8.3%
Innovator U.S. Equity Buffer ETF - June	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFB
Innovator Laddered Allocation Power Buffer ETF
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Power Buffer ETF™
Class Name	Innovator Laddered Allocation Power Buffer ETF™
Trading Symbol	BUFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF	$11	0.10%
[10]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the FTSE Laddered Power Buffer Strategy Index (Index). The Index is comprised of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/19/2016)
Innovator Laddered Allocation Power Buffer ETF NAV	19.33	4.27	8.12
S&P 500 TR	38.02	15.27	14.95
FTSE Laddered Power Buffer Strategy Price Return Index	19.42		8.29**
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
Net Assets	$ 482,497,192
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 410,602
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$482,497,192
Number of Holdings	13
Net Advisory Fee	$410,602
Portfolio Turnover	1%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%

Holdings [Text Block]

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - November	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - May	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - June	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFF
Innovator Nasdaq-100 Managed Floor ETF
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100 Managed Floor ETF®
Class Name	Innovator Nasdaq-100 Managed Floor ETF®
Trading Symbol	QFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of January 24, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 Managed Floor ETF	$72	0.89%
[12]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on January 24, 2024, through October 31, 2024, QFLR generated a total return of 10.11%. Over the same period, the Nasdaq-100 Total Return Index returned 14.38%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 2.13%, while the puts contributed a loss of 2.37%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/24/2024)
Innovator Nasdaq-100 Managed Floor ETF NAV	10.11
NASDAQ 100 Total Return Index	14.38
NASDAQ 100 Index	13.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
Net Assets	$ 207,760,873
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 816,897
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$207,760,873
Number of Holdings	50
Net Advisory Fee	$816,897
Portfolio Turnover	20%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%

Holdings [Text Block]

Top Sectors	(%)
Technology	47.7%
Communications	23.6%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.9%
Finance and Insurance	1.9%
Utilities	1.5%
Energy	0.8%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QFLR
Innovator Power Buffer Step-Up Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Power Buffer Step-Up Strategy ETF®
Class Name	Innovator Power Buffer Step-Up Strategy ETF®
Trading Symbol	PSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Power Buffer Step-Up Strategy ETF	$97	0.89%
[13]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
During the 12 months ended October 31, 2024, gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Power Buffer Step-Up Strategy ETF NAV	19.06	7.87
S&P 500 TR	38.02	14.00
S&P 500	36.04	12.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
Net Assets	$ 96,492,107
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 761,515
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,492,107
Number of Holdings	4
Net Advisory Fee	$761,515
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.67	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.73	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.14	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.68	-2.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSTP
Innovator S&P Investment Grade Preferred ETF
Shareholder Report [Line Items]
Fund Name	Innovator S&P Investment Grade Preferred ETF
Class Name	Innovator S&P Investment Grade Preferred ETF
Trading Symbol	EPRF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EPRF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator S&P Investment Grade Preferred ETF	$52	0.47%
[14]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
EPRF is the only 100% investment grade preferred ETF available. Investment grade preferred stocks tend to have more duration than benchmark preferred stocks because their higher credit quality typically means they are structured as perpetual cash flows (no maturity).
During the 12 months ended October 31, 2024, longer-term rates declined and pushed preferred stock prices higher. Preferred stocks were one of the best performing fixed income asset classes, outperforming Treasuries, investment grade, and high yield corporates.
Over the time period listed above, EPRF performed mostly in line with preferred stock benchmarks. The risk-on environment did not materially impact EPRF, with its higher credit quality. Even after its recent price rally, the asset class continues to provide attractive yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2016)
Innovator S&P Investment Grade Preferred ETF NAV	22.36	0.88	2.23
S&P 500 TR	38.02	15.27	14.92
S&P U.S. Aggregate Bond Index	10.15	0.13	1.35
S&P U.S. High Quality Preferred Stock Index TR	22.74	1.22	2.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
Net Assets	$ 107,157,089
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 508,747
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$107,157,089
Number of Holdings	73
Net Advisory Fee	$508,747
Portfolio Turnover	33%
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.1%
Enstar Group Ltd.	5.0%
Apollo Global Management, Inc.	4.8%
Voya Financial, Inc.	4.7%
Hartford Financial Services Group, Inc.	4.6%
State Street Corp.	4.6%
Axis Capital Holdings Ltd.	4.5%
Northern Trust Corp.	4.4%
Agree Realty Corp.	4.3%
Cullen/Frost Bankers, Inc.	4.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EPRF
Innovator U.S. Small Cap Managed Floor ETF
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Managed Floor ETF®
Class Name	Innovator U.S. Small Cap Managed Floor ETF®
Trading Symbol	RFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of September 16, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Managed Floor ETF	$11	0.89%
[15]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on September 16, 2024, through October 31, 2024, RFLR generated a total return of 1.92%. Over the same period, the Russell 2000 returned 0.34%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a gain of 1.58%, while the puts contributed a loss of 0.29%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Innovator U.S. Small Cap Managed Floor ETF NAV	1.92
Russell 2000 Total Return Index	0.46
Russell 2000	0.34
Solactive United States 2000 Index TR	0.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
Net Assets	$ 3,821,912
Holdings Count | $ / shares	1,227
Advisory Fees Paid, Amount	$ 3,410
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,821,912
Number of Holdings	1,227
Net Advisory Fee	$3,410
Portfolio Turnover	24%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%

Holdings [Text Block]

Top Sectors	(%)
Financial	25.0%
Consumer, Non-cyclical	21.4%
Industrial	12.9%
Consumer, Cyclical	12.9%
Technology	9.6%
Energy	4.0%
Communications	3.7%
Basic Materials	3.4%
Finance and Insurance	2.3%
Cash & Other	4.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RFLR
Innovator Uncapped Accelerated U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Class Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Trading Symbol	XUSP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XUSP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Uncapped Accelerated U.S. Equity ETF	$99	0.79%
[16]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide investors with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust (SPY) after achieving performance thresholds.
In markets where the S&P 500 Index is down, the Fund is designed to match the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund has potential to outperform the S&P 500 Index during periods where SPY achieves sustained positive performance.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/10/2022)
Innovator Uncapped Accelerated U.S. Equity ETF NAV	50.11	18.15
S&P 500 TR	38.02	16.45
S&P 500	36.04	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
Net Assets	$ 34,085,234
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 188,427
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$34,085,234
Number of Holdings	12
Net Advisory Fee	$188,427
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.79	25.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.25	24.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.80	23.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.49	23.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $499.08	5.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $549.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $571.43	2.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $602.45	2.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.78	-2.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XUSP
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Class Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Trading Symbol	TFJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	$82	0.79%
[17]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Floor over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2024, was mixed for 20+ Year Treasuries, reflecting shifts in the rate environment and evolving market expectations. Performance for the period finished moderately positive, with a rally in longer-duration bonds in Q3 2024 driven by signs of easing inflation and softer economic data. However, renewed strength in the economy later in the period, coupled with persistent uncertainty over Federal Reserve policy, led to rising long-term yields, tempering gains and introducing volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly NAV	8.79	-4.72
S&P U.S. Aggregate Bond Index	10.15	-1.36
ICE US Treasury 20+ Year Index Excluding Transaction Costs	15.22	-10.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
Net Assets	$ 76,624,113
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 390,417
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$76,624,113
Number of Holdings	3
Net Advisory Fee	$390,417
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $0.25	96.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $93.19	3.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $107.90	-0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TFJL
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Class Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Trading Symbol	TBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	$84	0.79%
[18]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2024, was mixed for 20+ Year Treasuries, reflecting shifts in the rate environment and evolving market expectations. Performance for the period finished moderately positive, with a rally in longer-duration bonds in Q3 2024 driven by signs of easing inflation and softer economic data. However, renewed strength in the economy later in the period, coupled with persistent uncertainty over Federal Reserve policy, led to rising long-term yields, tempering gains and introducing volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV	13.28	-4.86
S&P U.S. Aggregate Bond Index	10.15	-1.36
ICE US Treasury 20+ Year Index Excluding Transaction Costs	15.22	-10.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
Net Assets	$ 15,124,566
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 465,741
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$15,124,566
Number of Holdings	4
Net Advisory Fee	$465,741
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92	97.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12	4.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64	-0.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TBJL
Innovator Defined Wealth Shield ETF
Shareholder Report [Line Items]
Fund Name	Innovator Defined Wealth Shield ETF
Class Name	Innovator Defined Wealth Shield ETF
Trading Symbol	BALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Defined Wealth Shield ETF	$73	0.69%
[19]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Defined Wealth Shield ETF NAV	11.01	5.63
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
Net Assets	$ 900,617,623
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,530,105
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$900,617,623
Number of Holdings	4
Net Advisory Fee	$4,530,105
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.43	98.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.76	2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $459.01	-0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $588.79	-1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BALT
Innovator Emerging Markets 10 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Class Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Trading Symbol	EBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF - Quarterly	$30	0.89%
[20]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV	2.25
MSCI EM (EMERGING MARKETS) Net (USD)	3.89
MSCI EM (EMERGING MARKETS) Price (USD)	3.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
Net Assets	$ 10,217,375
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 12,936
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,217,375
Number of Holdings	4
Net Advisory Fee	$12,936
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.11	96.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $45.86	5.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $48.09	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $41.27	-1.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EBUF
Innovator Emerging Markets Power Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - April
Class Name	Innovator Emerging Markets Power Buffer ETF™ - April
Trading Symbol	EAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - April	$95	0.89%
[21]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Emerging Markets Power Buffer ETF - April NAV	12.56	1.79
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	-1.89
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	-4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
Net Assets	$ 66,496,734
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 641,419
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,496,734
Number of Holdings	4
Net Advisory Fee	$641,419
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $0.41	100.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $41.08	2.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $34.92	-0.7%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $47.91	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EAPR
Innovator Emerging Markets Power Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - January
Class Name	Innovator Emerging Markets Power Buffer ETF™ - January
Trading Symbol	EJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - January	$96	0.89%
[22]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator Emerging Markets Power Buffer ETF - January NAV	14.74	2.97
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	2.56
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	0.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
Net Assets	$ 128,147,617
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,655,179
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$128,147,617
Number of Holdings	4
Net Advisory Fee	$1,655,179
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.40	100.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $40.21	1.0%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $34.18	-0.2%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $46.88	-1.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJAN
Innovator Emerging Markets Power Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - July
Class Name	Innovator Emerging Markets Power Buffer ETF™ - July
Trading Symbol	EJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - July	$95	0.89%
[23]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator Emerging Markets Power Buffer ETF - July NAV	14.00	0.08	0.05
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	3.93	3.63
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	1.45	1.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
Net Assets	$ 86,896,222
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 844,615
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,896,222
Number of Holdings	4
Net Advisory Fee	$844,615
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43	99.5%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59	4.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20	-1.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJUL
Innovator Emerging Markets Power Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - October
Class Name	Innovator Emerging Markets Power Buffer ETF™ - October
Trading Symbol	EOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - October	$98	0.89%
[24]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Emerging Markets Power Buffer ETF - October NAV	19.58	1.66
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	-1.08
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	-3.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
Net Assets	$ 53,242,201
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 364,742
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$53,242,201
Number of Holdings	4
Net Advisory Fee	$364,742
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46	96.9%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86	7.5%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10	-1.6%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98	-3.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EOCT
Innovator Equity Defined Protection ETF - 1 Yr August
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr August
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr August
Trading Symbol	ZAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr August for the period of July 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr August	$20	0.79%
[25]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr August NAV	2.27
S&P 500 TR	3.66
S&P 500	3.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
Net Assets	$ 81,158,644
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 138,912
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$81,158,644
Number of Holdings	3
Net Advisory Fee	$138,912
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.54	100.1%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.84	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $599.39	-4.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Innovator Equity Defined Protection ETF - 1 Yr July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr July
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr July
Trading Symbol	ZJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr July for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr July	$27	0.79%
[26]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 1 Yr July NAV	3.10
S&P 500 TR	4.93
S&P 500	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
Net Assets	$ 115,567,100
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 290,403
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$115,567,100
Number of Holdings	3
Net Advisory Fee	$290,403
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.51	100.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.25	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $595.92	-3.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Innovator Equity Defined Protection ETF - 1 Yr November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr November
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr November
Trading Symbol	ZNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr November for the period of October 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr November	$0	0.79%
[27]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
Net Assets	$ 1,241,961
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,241,961
Number of Holdings	3
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67	5.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29	-4.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Innovator Equity Defined Protection ETF - 1 Yr October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr October
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr October
Trading Symbol	ZOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr October for the period of September 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr October	$7	0.79%
[28]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr October NAV	-0.20
S&P 500 TR	-0.91
S&P 500	-0.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
Net Assets	$ 69,401,421
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 32,995
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$69,401,421
Number of Holdings	3
Net Advisory Fee	$32,995
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.81	98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.79	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $612.66	-3.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Innovator Equity Defined Protection ETF - 1 Yr September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr September
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr September
Trading Symbol	ZSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr September for the period of August 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr September	$13	0.79%
[29]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr September NAV	0.86
S&P 500 TR	1.21
S&P 500	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
Net Assets	$ 109,824,133
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 119,538
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$109,824,133
Number of Holdings	3
Net Advisory Fee	$119,538
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.67	99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.71	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $606.18	-4.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
Trading Symbol	AAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 for the period of March 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	$47	0.79%
[30]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV	5.51
S&P 500 TR	9.42
S&P 500	8.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
Net Assets	$ 71,723,454
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 295,632
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,723,454
Number of Holdings	3
Net Advisory Fee	$295,632
Portfolio Turnover	14%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $9.42	101.5%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $523.07	4.1%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $617.22	-6.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AAPR
Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
Trading Symbol	AJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	$68	0.79%
[31]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV	6.80
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
Net Assets	$ 59,762,454
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 435,510
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$59,762,454
Number of Holdings	3
Net Advisory Fee	$435,510
Portfolio Turnover	10%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56	110.5%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46	-13.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJAN
Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
Trading Symbol	TJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	$84	0.79%
[32]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2023)
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 NAV	13.19	8.05
S&P 500 TR	38.02	21.47
S&P 500	36.04	19.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
Net Assets	$ 213,593,236
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 1,791,805
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$213,593,236
Number of Holdings	3
Net Advisory Fee	$1,791,805
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12	112.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84	1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81	-14.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJUL
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
Trading Symbol	AJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	$27	0.79%
[33]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 NAV	3.72
S&P 500 TR	4.93
S&P 500	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
Net Assets	$ 69,349,619
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 152,283
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$69,349,619
Number of Holdings	3
Net Advisory Fee	$152,283
Portfolio Turnover	47%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $9.80	99.2%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $544.22	5.3%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $643.27	-4.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJUL
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
Trading Symbol	AOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 for the period of September 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	$7	0.79%
[34]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV	-0.73
S&P 500 TR	-0.91
S&P 500	-0.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
Net Assets	$ 54,909,199
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 25,760
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$54,909,199
Number of Holdings	3
Net Advisory Fee	$25,760
Portfolio Turnover	11%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $10.33	98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $573.76	6.9%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $648.12	-5.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AOCT
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
Class Name	Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
Trading Symbol	APOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct for the period of September 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	$7	0.79%
[35]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV	0.12
S&P 500 TR	-0.91
S&P 500	-0.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
Net Assets	$ 75,566,478
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 36,113
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,566,478
Number of Holdings	3
Net Advisory Fee	$36,113
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $2.87	98.4%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $573.76	3.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $595.56	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APOC
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
Class Name	Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
Trading Symbol	JAJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JAJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	$27	0.79%
[36]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV	2.68
S&P 500 TR	4.93
S&P 500	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
Net Assets	$ 153,607,527
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 399,818
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,607,527
Number of Holdings	3
Net Advisory Fee	$399,818
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $2.72	101.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $544.22	1.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $571.43	-2.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JAJL
Innovator Growth Accelerated ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated ETF® - Quarterly
Class Name	Innovator Growth Accelerated ETF® - Quarterly
Trading Symbol	XDQQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF-Quarterly	$92	0.79%
[37]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated ETF-Quarterly NAV	33.34	6.36
NASDAQ 100 Total Return Index	39.19	13.28
NASDAQ 100 Index	38.03	12.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
Net Assets	$ 34,240,656
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 265,674
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$34,240,656
Number of Holdings	3
Net Advisory Fee	$265,674
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $1.22	99.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $488.07	3.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.03	-2.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Innovator Growth Accelerated Plus ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - April
Class Name	Innovator Growth Accelerated Plus ETF® - April
Trading Symbol	QTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - April	$87	0.79%
[38]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated Plus ETF - April NAV	20.19	9.91
NASDAQ 100 Total Return Index	39.19	13.28
NASDAQ 100 Index	38.03	12.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
Net Assets	$ 14,329,694
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 104,624
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,329,694
Number of Holdings	3
Net Advisory Fee	$104,624
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.45	98.6%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.02	24.6%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $473.89	-23.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTAP
Innovator Growth Accelerated Plus ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - January
Class Name	Innovator Growth Accelerated Plus ETF® - January
Trading Symbol	QTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - January	$86	0.79%
[39]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator Growth Accelerated Plus ETF - January NAV	17.03	-1.41
NASDAQ 100 Total Return Index	39.19	8.14
NASDAQ 100 Index	38.03	7.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
Net Assets	$ 28,737,780
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 215,070
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$28,737,780
Number of Holdings	3
Net Advisory Fee	$215,070
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.11	101.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52	33.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $435.93	-35.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJA
Innovator Growth Accelerated Plus ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - July
Class Name	Innovator Growth Accelerated Plus ETF® - July
Trading Symbol	QTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - July	$90	0.79%
[40]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Growth Accelerated Plus ETF - July NAV	26.76	5.85
NASDAQ 100 Total Return Index	39.19	10.71
NASDAQ 100 Index	38.03	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
Net Assets	$ 16,968,233
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 114,197
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,968,233
Number of Holdings	3
Net Advisory Fee	$114,197
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.81	98.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	18.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20	-16.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJL
Innovator Growth Accelerated Plus ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - October
Class Name	Innovator Growth Accelerated Plus ETF® - October
Trading Symbol	QTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - October	$88	0.79%
[41]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Growth Accelerated Plus ETF - October NAV	22.23	4.49
NASDAQ 100 Total Return Index	39.19	11.24
NASDAQ 100 Index	38.03	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
Net Assets	$ 8,355,851
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 88,517
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,355,851
Number of Holdings	3
Net Advisory Fee	$88,517
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.90	98.9%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	19.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14	-18.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTOC
Innovator Growth-100 Power Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - April
Class Name	Innovator Growth-100 Power Buffer ETF™ - April
Trading Symbol	NAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - April	$86	0.79%
[42]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2020)
Innovator Growth-100 Power Buffer ETF - April NAV	16.65	10.12
NASDAQ 100 Total Return Index	39.19	23.59
NASDAQ 100 Index	38.03	22.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
Net Assets	$ 194,645,562
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,340,088
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$194,645,562
Number of Holdings	4
Net Advisory Fee	$1,340,088
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.44	101.1%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.01	2.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $377.41	-0.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $517.85	-3.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAPR
Innovator Growth-100 Power Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - August
Class Name	Innovator Growth-100 Power Buffer ETF™ - August
Trading Symbol	NAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - August	$20	0.79%
[43]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator Growth-100 Power Buffer ETF - August NAV	2.43
NASDAQ 100 Total Return Index	2.93
NASDAQ 100 Index	2.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
Net Assets	$ 16,805,129
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 29,617
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,805,129
Number of Holdings	4
Net Advisory Fee	$29,617
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71	99.7%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07	5.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41	-2.0%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAUG
Innovator Growth-100 Power Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - January
Class Name	Innovator Growth-100 Power Buffer ETF™ - January
Trading Symbol	NJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - January	$84	0.79%
[44]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator Growth-100 Power Buffer ETF - January NAV	13.90	6.11
NASDAQ 100 Total Return Index	39.19	19.53
NASDAQ 100 Index	38.03	18.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
Net Assets	$ 201,328,204
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,608,745
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$201,328,204
Number of Holdings	4
Net Advisory Fee	$1,608,745
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.10	104.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52	0.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $348.09	-0.2%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $475.45	-5.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJAN
Innovator Growth-100 Power Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - July
Class Name	Innovator Growth-100 Power Buffer ETF™ - July
Trading Symbol	NJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - July	$87	0.79%
[45]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Innovator Growth-100 Power Buffer ETF - July NAV	20.52	9.65
NASDAQ 100 Total Return Index	39.19	17.69
NASDAQ 100 Index	38.03	16.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
Net Assets	$ 266,589,612
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,845,589
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$266,589,612
Number of Holdings	4
Net Advisory Fee	$1,845,589
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79	98.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	5.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73	-1.9%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUL
Innovator Growth-100 Power Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - June
Class Name	Innovator Growth-100 Power Buffer ETF™ - June
Trading Symbol	NJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - June	$33	0.79%
[46]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator Growth-100 Power Buffer ETF - June NAV	5.38
NASDAQ 100 Total Return Index	7.64
NASDAQ 100 Index	7.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
Net Assets	$ 27,051,959
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 93,486
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,051,959
Number of Holdings	4
Net Advisory Fee	$93,486
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51	101.3%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71	3.4%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10	-1.3%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23	-3.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUN
Innovator Growth-100 Power Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - November
Class Name	Innovator Growth-100 Power Buffer ETF™ - November
Trading Symbol	NNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of October 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - November	$0	0.79%
[47]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
Net Assets	$ 1,248,267
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,248,267
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84	99.5%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85	6.8%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27	-2.9%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49	-3.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NNOV
Innovator Growth-100 Power Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - October
Class Name	Innovator Growth-100 Power Buffer ETF™ - October
Trading Symbol	NOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - October	$86	0.79%
[48]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator Growth-100 Power Buffer ETF - October NAV	17.98	9.65	9.95
NASDAQ 100 Total Return Index	39.19	20.73	21.37
NASDAQ 100 Index	38.03	19.73	20.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
Net Assets	$ 161,025,021
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,175,193
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$161,025,021
Number of Holdings	4
Net Advisory Fee	$1,175,193
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88	99.0%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	6.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86	-2.9%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84	-3.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NOCT
Innovator Growth-100 Power Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - September
Class Name	Innovator Growth-100 Power Buffer ETF™ - September
Trading Symbol	NSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of August 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - September	$13	0.79%
[49]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator Growth-100 Power Buffer ETF - September NAV	1.26
NASDAQ 100 Total Return Index	1.73
NASDAQ 100 Index	1.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
Net Assets	$ 36,083,340
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 38,903
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,083,340
Number of Holdings	4
Net Advisory Fee	$38,903
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76	99.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27	5.7%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83	-2.3%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42	-3.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NSEP
Innovator International Developed 10 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Class Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Trading Symbol	IBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF - Quarterly	$29	0.85%
[50]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator International Developed 10 Buffer ETF - Quarterly NAV	1.45
MSCI EAFE Net (USD)	1.43
MSCI EAFE Price (USD)	0.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
Net Assets	$ 5,709,573
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 10,782
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,709,573
Number of Holdings	4
Net Advisory Fee	$10,782
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.21	95.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $83.63	5.9%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $87.13	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.27	-1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IBUF
Innovator International Developed Power Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - April
Class Name	Innovator International Developed Power Buffer ETF™ - April
Trading Symbol	IAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - April	$91	0.85%
[51]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator International Developed Power Buffer ETF - April NAV	14.92	2.69
MSCI EAFE Net (USD)	22.97	4.28
MSCI EAFE Price (USD)	19.77	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
Net Assets	$ 201,979,140
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,984,845
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$201,979,140
Number of Holdings	4
Net Advisory Fee	$1,984,845
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $0.80	97.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $79.86	4.1%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $93.28	-0.6%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $67.88	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAPR
Innovator International Developed Power Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - August
Class Name	Innovator International Developed Power Buffer ETF™ - August
Trading Symbol	IAUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - August	$21	0.85%
[52]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator International Developed Power Buffer ETF - August NAV	-1.70
MSCI EAFE Net (USD)	-1.46
MSCI EAFE Price (USD)	-2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
Net Assets	$ 14,664,881
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 28,711
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,664,881
Number of Holdings	4
Net Advisory Fee	$28,711
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80	97.8%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36	5.1%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35	-1.5%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAUG
Innovator International Developed Power Buffer ETF - December
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - December
Class Name	Innovator International Developed Power Buffer ETF™ - December
Trading Symbol	IDEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 30, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - December	$81	0.85%
[53]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/30/2023)
Innovator International Developed Power Buffer ETF - December NAV	8.80
MSCI EAFE Net (USD)	12.52
MSCI EAFE Price (USD)	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
Net Assets	$ 10,875,266
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 99,764
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,875,266
Number of Holdings	4
Net Advisory Fee	$99,764
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $0.72	99.8%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $72.42	0.4%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $86.27	-0.1%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $61.56	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IDEC
Innovator International Developed Power Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - February
Class Name	Innovator International Developed Power Buffer ETF™ - February
Trading Symbol	IFEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of January 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - February	$65	0.85%
[54]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2024)
Innovator International Developed Power Buffer ETF - February NAV	5.18
MSCI EAFE Net (USD)	6.23
MSCI EAFE Price (USD)	3.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
Net Assets	$ 11,832,627
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 78,878
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,832,627
Number of Holdings	4
Net Advisory Fee	$78,878
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $0.75	99.0%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $75.01	1.5%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $88.17	-0.2%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $63.76	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IFEB
Innovator International Developed Power Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - January
Class Name	Innovator International Developed Power Buffer ETF™ - January
Trading Symbol	IJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - January	$92	0.85%
[55]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator International Developed Power Buffer ETF - January NAV	16.87	5.53
MSCI EAFE Net (USD)	22.97	5.52
MSCI EAFE Price (USD)	19.77	2.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
Net Assets	$ 180,717,813
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,593,860
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$180,717,813
Number of Holdings	4
Net Advisory Fee	$1,593,860
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.75	99.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.35	1.2%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $86.64	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $64.05	-0.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJAN
Innovator International Developed Power Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - July
Class Name	Innovator International Developed Power Buffer ETF™ - July
Trading Symbol	IJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - July	$90	0.85%
[56]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator International Developed Power Buffer ETF - July NAV	12.10	3.90	3.97
MSCI EAFE Net (USD)	22.97	6.24	6.32
MSCI EAFE Price (USD)	19.77	3.59	3.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
Net Assets	$ 159,369,343
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,456,010
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$159,369,343
Number of Holdings	4
Net Advisory Fee	$1,456,010
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78	98.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33	4.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58	-1.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49	-1.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUL
Innovator International Developed Power Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - June
Class Name	Innovator International Developed Power Buffer ETF™ - June
Trading Symbol	IJUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - June	$35	0.85%
[57]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator International Developed Power Buffer ETF - June NAV	-0.31
MSCI EAFE Net (USD)	-0.21
MSCI EAFE Price (USD)	-0.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
Net Assets	$ 23,783,190
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 74,545
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,783,190
Number of Holdings	4
Net Advisory Fee	$74,545
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81	96.6%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18	4.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02	-1.2%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUN
Innovator International Developed Power Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - March
Class Name	Innovator International Developed Power Buffer ETF™ - March
Trading Symbol	IMAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of February 29, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - March	$58	0.85%
[58]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/29/2024)
Innovator International Developed Power Buffer ETF - March NAV	3.02
MSCI EAFE Net (USD)	4.32
MSCI EAFE Price (USD)	2.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
Net Assets	$ 12,944,507
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 82,607
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,944,507
Number of Holdings	4
Net Advisory Fee	$82,607
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $0.77	98.0%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $77.25	2.5%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $92.16	-0.2%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $65.66	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAR
Innovator International Developed Power Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - May
Class Name	Innovator International Developed Power Buffer ETF™ - May
Trading Symbol	IMAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of April 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - May	$43	0.85%
[59]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
Innovator International Developed Power Buffer ETF - May NAV	3.19
MSCI EAFE Net (USD)	3.66
MSCI EAFE Price (USD)	2.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
Net Assets	$ 8,967,602
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 40,447
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,967,602
Number of Holdings	4
Net Advisory Fee	$40,447
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $0.77	98.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $77.27	2.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $65.68	-0.6%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $93.46	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAY
Innovator International Developed Power Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - November
Class Name	Innovator International Developed Power Buffer ETF™ - November
Trading Symbol	INOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=INOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - November	$92	0.85%
[60]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2023)
Innovator International Developed Power Buffer ETF - November NAV	17.50	17.50
MSCI EAFE Net (USD)	22.97	22.97
MSCI EAFE Price (USD)	19.77	19.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
Net Assets	$ 4,397,481
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 27,605
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,397,481
Number of Holdings	7
Net Advisory Fee	$27,605
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79	97.5%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22	5.3%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $80.39	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $56.88	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $66.92	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55	-1.1%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=INOV
Innovator International Developed Power Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - October
Class Name	Innovator International Developed Power Buffer ETF™ - October
Trading Symbol	IOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - October	$91	0.85%
[61]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator International Developed Power Buffer ETF - October NAV	14.50	5.56
MSCI EAFE Net (USD)	22.97	3.44
MSCI EAFE Price (USD)	19.77	0.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
Net Assets	$ 121,709,950
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 965,865
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$121,709,950
Number of Holdings	4
Net Advisory Fee	$965,865
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84	96.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63	7.4%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88	-1.7%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IOCT
Innovator International Developed Power Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - September
Class Name	Innovator International Developed Power Buffer ETF™ - September
Trading Symbol	ISEP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ISEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - September	$92	0.85%
[62]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2023)
Innovator International Developed Power Buffer ETF - September NAV	16.13	10.00
MSCI EAFE Net (USD)	22.97	11.84
MSCI EAFE Price (USD)	19.77	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
Net Assets	$ 67,675,605
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 404,598
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$67,675,605
Number of Holdings	4
Net Advisory Fee	$404,598
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83	96.0%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98	6.4%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53	-2.0%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ISEP
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
Class Name	Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
Trading Symbol	QBUF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly for the period of January 24, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	$27	0.79%
[63]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV	1.91
NASDAQ 100 Total Return Index	1.29
NASDAQ 100 Index	1.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
Net Assets	$ 80,453,200
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 53,771
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$80,453,200
Number of Holdings	4
Net Advisory Fee	$53,771
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $1.23	98.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $488.07	3.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $439.26	-1.1%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.33	-1.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QBUF
Innovator Premium Income 10 Barrier ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - April
Class Name	Innovator Premium Income 10 Barrier ETF™ - April
Trading Symbol	APRD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - April	$83	0.79%
[64]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 10 Barrier ETF - April NAV	9.16	9.27
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRD for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=APRD for more recent performance information.
Net Assets	$ 9,276,352
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 67,634
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,276,352
Number of Holdings	5
Net Advisory Fee	$67,634
Portfolio Turnover	0%
30-Day SEC Yield	3.72%
30-Day SEC Yield Unsubsidized	3.72%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.7%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,676.33	9.0%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $472.89	-0.1%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,728.87	-10.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRD
Innovator Premium Income 10 Barrier ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - January
Class Name	Innovator Premium Income 10 Barrier ETF™ - January
Trading Symbol	JAND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAND. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JAND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - January	$68	0.79%
[65]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 10 Barrier ETF - January NAV	7.32
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JAND for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JAND for more recent performance information.
Net Assets	$ 4,354,081
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 29,772
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,354,081
Number of Holdings	4
Net Advisory Fee	$29,772
Portfolio Turnover	0%
30-Day SEC Yield	3.80%
30-Day SEC Yield Unsubsidized	3.80%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,240.14	2.2%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $428.78	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,287.78	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JAND
Innovator Premium Income 10 Barrier ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - July
Class Name	Innovator Premium Income 10 Barrier ETF™ - July
Trading Symbol	JULD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - July	$84	0.79%
[66]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 10 Barrier ETF - July NAV	11.60	8.69
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information.
Net Assets	$ 4,993,836
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 35,281
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,993,836
Number of Holdings	6
Net Advisory Fee	$35,281
Portfolio Turnover	0%
30-Day SEC Yield	3.57%
30-Day SEC Yield Unsubsidized	3.57%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03	16.4%
United States Treasury Bill	1.9%
United States Treasury Bill	1.8%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	-0.2%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	-19.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULD
Innovator Premium Income 10 Barrier ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - October
Class Name	Innovator Premium Income 10 Barrier ETF™ - October
Trading Symbol	OCTD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - October	$83	0.79%
[67]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 10 Barrier ETF - October NAV	9.44	8.51
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information.
Net Assets	$ 4,760,754
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 37,471
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,760,754
Number of Holdings	7
Net Advisory Fee	$37,471
Portfolio Turnover	0%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.9%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54	27.3%
United States Treasury Bill	1.9%
United States Treasury Bill	1.9%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	-31.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTD
Innovator Premium Income 15 Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - April
Class Name	Innovator Premium Income 15 Buffer ETF™ - April
Trading Symbol	LAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of March 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - April	$47	0.79%
[68]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Premium Income 15 Buffer ETF - April NAV	3.73
S&P 500 TR	9.42
S&P 500	8.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
Net Assets	$ 3,752,463
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 15,725
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,752,463
Number of Holdings	6
Net Advisory Fee	$15,725
Portfolio Turnover	0%
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.7%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.60	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LAPR
Innovator Premium Income 15 Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - January
Class Name	Innovator Premium Income 15 Buffer ETF™ - January
Trading Symbol	LJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - January	$67	0.79%
[69]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 15 Buffer ETF - January NAV	5.21
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
Net Assets	$ 8,606,685
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 80,599
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,606,685
Number of Holdings	3
Net Advisory Fee	$80,599
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.6%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $403.44	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJAN
Innovator Premium Income 15 Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - July
Class Name	Innovator Premium Income 15 Buffer ETF™ - July
Trading Symbol	LJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - July	$27	0.79%
[70]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Premium Income 15 Buffer ETF - July NAV	2.16
S&P 500 TR	4.93
S&P 500	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
Net Assets	$ 2,383,970
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 5,624
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,383,970
Number of Holdings	9
Net Advisory Fee	$5,624
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.51%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.1%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.60	-1.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJUL
Innovator Premium Income 15 Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - October
Class Name	Innovator Premium Income 15 Buffer ETF™ - October
Trading Symbol	LOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - October	$82	0.79%
[71]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 15 Buffer ETF - October NAV	6.60	6.36
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
Net Assets	$ 18,331,640
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 133,709
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,331,640
Number of Holdings	12
Net Advisory Fee	$133,709
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	97.8%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOCT
Innovator Premium Income 20 Barrier ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - April
Class Name	Innovator Premium Income 20 Barrier ETF™ - April
Trading Symbol	APRH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - April	$82	0.79%
[72]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 20 Barrier ETF - April NAV	7.43	7.91
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
Net Assets	$ 27,802,309
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 213,856
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,802,309
Number of Holdings	5
Net Advisory Fee	$213,856
Portfolio Turnover	0%
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.4%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,150.90	9.8%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $420.34	-0.1%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,203.44	-10.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRH
Innovator Premium Income 20 Barrier ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - January
Class Name	Innovator Premium Income 20 Barrier ETF™ - January
Trading Symbol	JANH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - January	$68	0.79%
[73]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 20 Barrier ETF - January NAV	6.11
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
Net Assets	$ 9,307,055
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 58,532
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,307,055
Number of Holdings	4
Net Advisory Fee	$58,532
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.1%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,763.72	2.7%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $381.14	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,811.36	-3.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANH
Innovator Premium Income 20 Barrier ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - July
Class Name	Innovator Premium Income 20 Barrier ETF™ - July
Trading Symbol	JULH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - July	$83	0.79%
[74]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 20 Barrier ETF - July NAV	8.99	7.60
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
Net Assets	$ 20,574,006
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 184,709
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$20,574,006
Number of Holdings	6
Net Advisory Fee	$184,709
Portfolio Turnover	0%
30-Day SEC Yield	3.53%
30-Day SEC Yield Unsubsidized	3.53%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.9%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96	17.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	-19.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULH
Innovator Premium Income 20 Barrier ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - October
Class Name	Innovator Premium Income 20 Barrier ETF™ - October
Trading Symbol	OCTH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - October	$82	0.79%
[75]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 20 Barrier ETF - October NAV	7.83	7.22
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
Net Assets	$ 19,629,911
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 149,333
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,629,911
Number of Holdings	7
Net Advisory Fee	$149,333
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30	29.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	-33.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTH
Innovator Premium Income 30 Barrier ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - April
Class Name	Innovator Premium Income 30 Barrier ETF™ - April
Trading Symbol	APRJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - April	$81	0.79%
[76]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 30 Barrier ETF - April NAV	6.30	6.67
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
Net Assets	$ 38,286,822
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 323,319
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$38,286,822
Number of Holdings	5
Net Advisory Fee	$323,319
Portfolio Turnover	0%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,625.47	8.9%
United States Treasury Bill	1.4%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $367.80	0.0%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,678.01	-9.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRJ
Innovator Premium Income 30 Barrier ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - January
Class Name	Innovator Premium Income 30 Barrier ETF™ - January
Trading Symbol	JANJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - January	$67	0.79%
[77]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 30 Barrier ETF - January NAV	5.10
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
Net Assets	$ 22,302,907
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 141,293
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,302,907
Number of Holdings	4
Net Advisory Fee	$141,293
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,287.30	2.4%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $333.49	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,334.94	-2.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANJ
Innovator Premium Income 30 Barrier ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - July
Class Name	Innovator Premium Income 30 Barrier ETF™ - July
Trading Symbol	JULJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - July	$82	0.79%
[78]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 30 Barrier ETF - July NAV	7.07	6.65
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
Net Assets	$ 23,695,029
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 200,586
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,695,029
Number of Holdings	6
Net Advisory Fee	$200,586
Portfolio Turnover	0%
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89	15.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	-16.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULJ
Innovator Premium Income 30 Barrier ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - October
Class Name	Innovator Premium Income 30 Barrier ETF™ - October
Trading Symbol	OCTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - October	$82	0.79%
[79]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 30 Barrier ETF - October NAV	6.53	6.16
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
Net Assets	$ 21,429,862
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 177,501
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,429,862
Number of Holdings	7
Net Advisory Fee	$177,501
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.4%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06	25.0%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	-27.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Innovator Premium Income 40 Barrier ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - April
Class Name	Innovator Premium Income 40 Barrier ETF™ - April
Trading Symbol	APRQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - April	$81	0.79%
[80]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 40 Barrier ETF - April NAV	5.55	5.72
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=APRQ for more recent performance information.
Net Assets	$ 19,119,793
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 182,284
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,119,793
Number of Holdings	5
Net Advisory Fee	$182,284
Portfolio Turnover	0%
30-Day SEC Yield	3.67%
30-Day SEC Yield Unsubsidized	3.67%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,100.04	7.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $315.26	0.0%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,152.58	-7.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRQ
Innovator Premium Income 40 Barrier ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - January
Class Name	Innovator Premium Income 40 Barrier ETF™ - January
Trading Symbol	JANQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - January	$67	0.79%
[81]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 40 Barrier ETF - January NAV	4.43
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JANQ for more recent performance information.
Net Assets	$ 4,951,630
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 56,640
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,951,630
Number of Holdings	4
Net Advisory Fee	$56,640
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.9%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,810.88	1.7%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $285.85	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,858.52	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANQ
Innovator Premium Income 40 Barrier ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - July
Class Name	Innovator Premium Income 40 Barrier ETF™ - July
Trading Symbol	JULQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - July	$81	0.79%
[82]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 40 Barrier ETF - July NAV	6.09	5.94
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information.
Net Assets	$ 8,103,995
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 65,706
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,103,995
Number of Holdings	6
Net Advisory Fee	$65,706
Portfolio Turnover	0%
30-Day SEC Yield	3.48%
30-Day SEC Yield Unsubsidized	3.48%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.5%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82	12.2%
United States Treasury Bill	1.2%
United States Treasury Bill	1.2%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	-13.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULQ
Innovator Premium Income 40 Barrier ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - October
Class Name	Innovator Premium Income 40 Barrier ETF™ - October
Trading Symbol	OCTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - October	$81	0.79%
[83]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 40 Barrier ETF - October NAV	5.60	5.30
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information.
Net Assets	$ 12,494,766
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 92,933
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,494,766
Number of Holdings	7
Net Advisory Fee	$92,933
Portfolio Turnover	0%
30-Day SEC Yield	3.54%
30-Day SEC Yield Unsubsidized	3.54%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.2%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82	19.1%
United States Treasury Bill	1.1%
United States Treasury Bill	1.1%
United States Treasury Bill	1.1%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	-20.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTQ
Innovator Premium Income 9 Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - April
Class Name	Innovator Premium Income 9 Buffer ETF™ - April
Trading Symbol	HAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - April for the period of March 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - April	$47	0.79%
[84]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Premium Income 9 Buffer ETF - April NAV	4.17
S&P 500 TR	9.42
S&P 500	8.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=HAPR for more recent performance information.
Net Assets	$ 1,875,780
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 7,884
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,875,780
Number of Holdings	6
Net Advisory Fee	$7,884
Portfolio Turnover	0%
30-Day SEC Yield	3.71%
30-Day SEC Yield Unsubsidized	3.71%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.8%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.97	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HAPR
Innovator Premium Income 9 Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - January
Class Name	Innovator Premium Income 9 Buffer ETF™ - January
Trading Symbol	HJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - January for the period of December 29, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - January	$68	0.79%
[85]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 9 Buffer ETF - January NAV	6.05
S&P 500 TR	20.97
S&P 500	19.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=HJAN for more recent performance information.
Net Assets	$ 9,835,086
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 58,895
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,835,086
Number of Holdings	3
Net Advisory Fee	$58,895
Portfolio Turnover	0%
30-Day SEC Yield	3.80%
30-Day SEC Yield Unsubsidized	3.80%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $431.91	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HJAN
Innovator Premium Income 9 Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - July
Class Name	Innovator Premium Income 9 Buffer ETF™ - July
Trading Symbol	HJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - July for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - July	$27	0.79%
[86]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Premium Income 9 Buffer ETF - July NAV	2.32
S&P 500 TR	4.93
S&P 500	4.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information.
Net Assets	$ 1,190,840
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,972
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,190,840
Number of Holdings	9
Net Advisory Fee	$3,972
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.2%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.26	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HJUL
Innovator Premium Income 9 Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - October
Class Name	Innovator Premium Income 9 Buffer ETF™ - October
Trading Symbol	HOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - October	$82	0.79%
[87]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 9 Buffer ETF - October NAV	7.76	7.29
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information.
Net Assets	$ 15,369,433
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 103,567
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$15,369,433
Number of Holdings	12
Net Advisory Fee	$103,567
Portfolio Turnover	0%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.61%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.0%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HOCT
Innovator U.S. Equity 10 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Trading Symbol	ZALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 10 Buffer ETF - Quarterly	$74	0.69%
[88]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV	14.46	12.91
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
Net Assets	$ 256,457,781
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 811,891
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$256,457,781
Number of Holdings	4
Net Advisory Fee	$811,891
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.42	98.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.74	2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.38	-0.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $594.87	-0.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZALT
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Trading Symbol	EALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	$78	0.69%
[89]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly NAV	24.78	20.90
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
Net Assets	$ 102,315,935
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 398,567
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$102,315,935
Number of Holdings	4
Net Advisory Fee	$398,567
Portfolio Turnover	0%
30-Day SEC Yield	-0.68%
30-Day SEC Yield Unsubsidized	-0.68%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.40	99.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $545.07	1.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $609.79	-0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $487.70	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EALT
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Trading Symbol	XBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	$85	0.79%
[90]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV	16.31	7.92
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
Net Assets	$ 86,696,139
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 643,826
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,696,139
Number of Holdings	5
Net Advisory Fee	$643,826
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.21	100.9%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	11.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.06	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.98	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $556.70	-13.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBAP
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Trading Symbol	XBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	$85	0.79%
[91]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV	15.01	5.05
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
Net Assets	$ 86,615,519
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 709,973
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,615,519
Number of Holdings	5
Net Advisory Fee	$709,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.72	107.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30	18.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.52	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $505.49	-26.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJA
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Trading Symbol	XBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	$86	0.79%
[92]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July NAV	18.93	8.21
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
Net Assets	$ 150,391,561
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 794,854
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$150,391,561
Number of Holdings	5
Net Advisory Fee	$794,854
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.41	99.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.20	10.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.20	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.22	-1.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $577.74	-11.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJL
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Trading Symbol	XBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	$85	0.79%
[93]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV	14.08	6.96
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
Net Assets	$ 66,559,702
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 551,033
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,559,702
Number of Holdings	5
Net Advisory Fee	$551,033
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.70	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.74	7.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.74	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.10	-3.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $605.95	-8.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBOC
Innovator U.S. Equity Accelerated ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - April
Class Name	Innovator U.S. Equity Accelerated ETF® - April
Trading Symbol	XDAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - April	$88	0.79%
[94]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - April NAV	23.84	8.88
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDAP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDAP for more recent performance information.
Net Assets	$ 7,744,082
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 51,764
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,744,082
Number of Holdings	3
Net Advisory Fee	$51,764
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.26	98.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08	11.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $568.63	-10.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDAP
Innovator U.S. Equity Accelerated ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - January
Class Name	Innovator U.S. Equity Accelerated ETF® - January
Trading Symbol	XDJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - January	$88	0.79%
[95]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated ETF - January NAV	22.59	4.51
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDJA for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDJA for more recent performance information.
Net Assets	$ 9,800,788
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 63,479
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,800,788
Number of Holdings	3
Net Advisory Fee	$63,479
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.78	103.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	18.1%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.19	-22.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDJA
Innovator U.S. Equity Accelerated ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - July
Class Name	Innovator U.S. Equity Accelerated ETF® - July
Trading Symbol	XDJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - July	$90	0.79%
[96]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated ETF - July NAV	27.24	8.54
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information.
Net Assets	$ 10,975,976
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 72,316
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,975,976
Number of Holdings	3
Net Advisory Fee	$72,316
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.47	99.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	9.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $588.85	-9.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDJL
Innovator U.S. Equity Accelerated ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - October
Class Name	Innovator U.S. Equity Accelerated ETF® - October
Trading Symbol	XDOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - October	$87	0.79%
[97]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated ETF - October NAV	19.38	6.80
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information.
Net Assets	$ 5,155,895
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 47,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,155,895
Number of Holdings	3
Net Advisory Fee	$47,170
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.77	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	7.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $617.71	-6.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDOC
Innovator U.S. Equity Accelerated ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Class Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Trading Symbol	XDSQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - Quarterly	$90	0.79%
[98]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - Quarterly NAV	28.82	9.30
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
Net Assets	$ 51,473,999
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 466,091
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$51,473,999
Number of Holdings	3
Net Advisory Fee	$466,091
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.45	99.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.76	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $592.92	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Innovator U.S. Equity Accelerated Plus ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Trading Symbol	XTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - April	$87	0.79%
[99]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - April NAV	21.15	8.16
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
Net Assets	$ 10,925,146
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 76,365
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,925,146
Number of Holdings	3
Net Advisory Fee	$76,365
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.20	99.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.06	22.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $550.90	-22.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTAP
Innovator U.S. Equity Accelerated Plus ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Trading Symbol	XTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - January	$86	0.79%
[100]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - January NAV	18.78	3.61
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
Net Assets	$ 17,073,853
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 143,197
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,073,853
Number of Holdings	3
Net Advisory Fee	$143,197
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.71	104.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.28	36.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $500.45	-41.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJA
Innovator U.S. Equity Accelerated Plus ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Trading Symbol	XTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - July	$89	0.79%
[101]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - July NAV	25.14	7.58
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
Net Assets	$ 11,469,781
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 94,335
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,469,781
Number of Holdings	3
Net Advisory Fee	$94,335
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.39	99.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.19	19.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $571.92	-19.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJL
Innovator U.S. Equity Accelerated Plus ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Trading Symbol	XTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - October	$86	0.79%
[102]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - October NAV	18.02	5.78
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
Net Assets	$ 14,302,068
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 136,114
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,302,068
Number of Holdings	3
Net Advisory Fee	$136,114
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.69	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.73	15.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $601.01	-14.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTOC
Innovator U.S. Equity Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - April
Class Name	Innovator U.S. Equity Buffer ETF™ - April
Trading Symbol	BAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - April	$89	0.79%
[103]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Buffer ETF - April NAV	25.38	10.13	10.29
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
Net Assets	$ 261,064,481
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,760,569
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$261,064,481
Number of Holdings	4
Net Advisory Fee	$1,760,569
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.24	99.9%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.99	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $618.95	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAPR
Innovator U.S. Equity Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - August
Class Name	Innovator U.S. Equity Buffer ETF™ - August
Trading Symbol	BAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - August	$91	0.79%
[104]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Buffer ETF - August NAV	30.88	10.76	10.62
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
Net Assets	$ 180,816,724
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,486,416
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$180,816,724
Number of Holdings	4
Net Advisory Fee	$1,486,416
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.52	99.6%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.83	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $639.44	-1.4%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $501.24	-2.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAUG
Innovator U.S. Equity Buffer ETF - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - December
Class Name	Innovator U.S. Equity Buffer ETF™ - December
Trading Symbol	BDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - December	$89	0.79%
[105]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Buffer ETF - December NAV	26.32	10.56
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
Net Assets	$ 125,503,680
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,077,789
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$125,503,680
Number of Holdings	4
Net Advisory Fee	$1,077,789
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.58	106.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.41	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $415.32	-0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $542.02	-6.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BDEC
Innovator U.S. Equity Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - February
Class Name	Innovator U.S. Equity Buffer ETF™ - February
Trading Symbol	BFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - February	$90	0.79%
[106]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Buffer ETF - February NAV	28.11	11.98
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
Net Assets	$ 131,167,903
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,335,281
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$131,167,903
Number of Holdings	4
Net Advisory Fee	$1,335,281
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.84	104.2%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.89	0.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $439.42	-0.4%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $564.63	-4.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BFEB
Innovator U.S. Equity Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - January
Class Name	Innovator U.S. Equity Buffer ETF™ - January
Trading Symbol	BJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - January	$91	0.79%
[107]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Buffer ETF - January NAV	29.64	10.48	12.11
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
Net Assets	$ 253,121,510
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,901,143
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$253,121,510
Number of Holdings	4
Net Advisory Fee	$1,901,143
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.77	103.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.32	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.53	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $560.87	-4.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJAN
Innovator U.S. Equity Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - July
Class Name	Innovator U.S. Equity Buffer ETF™ - July
Trading Symbol	BJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - July	$90	0.79%
[108]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/28/2018)
Innovator U.S. Equity Buffer ETF - July NAV	28.22	10.36	9.02
S&P 500 TR	38.02	15.27	13.48
S&P 500	36.04	13.44	11.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
Net Assets	$ 259,766,278
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,137,659
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$259,766,278
Number of Holdings	4
Net Advisory Fee	$2,137,659
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.46	99.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $638.97	-1.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.24	-1.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUL
Innovator U.S. Equity Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - June
Class Name	Innovator U.S. Equity Buffer ETF™ - June
Trading Symbol	BJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - June	$89	0.79%
[109]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Buffer ETF - June NAV	25.33	8.15	9.06
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
Net Assets	$ 150,937,451
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 930,901
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$150,937,451
Number of Holdings	4
Net Advisory Fee	$930,901
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.28	100.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.38	2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $479.91	-1.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $615.18	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUN
Innovator U.S. Equity Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - March
Class Name	Innovator U.S. Equity Buffer ETF™ - March
Trading Symbol	BMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - March	$89	0.79%
[110]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Buffer ETF - March NAV	25.64	12.39
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
Net Assets	$ 173,954,778
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,202,779
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$173,954,778
Number of Holdings	4
Net Advisory Fee	$1,202,779
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.09	100.8%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.09	1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $462.35	-0.6%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $600.80	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAR
Innovator U.S. Equity Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - May
Class Name	Innovator U.S. Equity Buffer ETF™ - May
Trading Symbol	BMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - May	$90	0.79%
[111]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Buffer ETF - May NAV	28.62	9.99
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
Net Assets	$ 130,879,381
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 996,104
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$130,879,381
Number of Holdings	4
Net Advisory Fee	$996,104
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.03	102.4%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.99	1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $456.80	-0.9%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $593.44	-3.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAY
Innovator U.S. Equity Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - November
Class Name	Innovator U.S. Equity Buffer ETF™ - November
Trading Symbol	BNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - November	$87	0.79%
[112]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Buffer ETF - November NAV	19.76	8.45	8.45
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
Net Assets	$ 99,575,455
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 846,254
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$99,575,455
Number of Holdings	6
Net Advisory Fee	$846,254
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.70	99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $568.66	5.1%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $380.56	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.21	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $659.11	-1.4%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $517.46	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BNOV
Innovator U.S. Equity Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - October
Class Name	Innovator U.S. Equity Buffer ETF™ - October
Trading Symbol	BOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - October	$87	0.79%
[113]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Buffer ETF - October NAV	20.71	10.92	9.37
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
Net Assets	$ 233,051,676
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,424,007
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$233,051,676
Number of Holdings	4
Net Advisory Fee	$1,424,007
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.75	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.78	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $658.73	-1.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.12	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOCT
Innovator U.S. Equity Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - September
Class Name	Innovator U.S. Equity Buffer ETF™ - September
Trading Symbol	BSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - September	$89	0.79%
[114]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Buffer ETF - September NAV	26.47	10.93	11.16
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
Net Assets	$ 202,198,028
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,296,737
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$202,198,028
Number of Holdings	4
Net Advisory Fee	$1,296,737
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.65	99.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.70	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $648.34	-1.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $512.95	-2.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSEP
Innovator U.S. Equity Power Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - April
Class Name	Innovator U.S. Equity Power Buffer ETF™ - April
Trading Symbol	PAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - April	$86	0.79%
[115]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Power Buffer ETF - April NAV	18.60	7.05	7.29
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
Net Assets	$ 786,290,786
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,027,871
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$786,290,786
Number of Holdings	4
Net Advisory Fee	$6,027,871
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.23	100.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61	-0.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $598.71	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAPR
Innovator U.S. Equity Power Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - August
Class Name	Innovator U.S. Equity Power Buffer ETF™ - August
Trading Symbol	PAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - August	$88	0.79%
[116]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Power Buffer ETF - August NAV	22.95	8.48	8.40
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
Net Assets	$ 851,946,578
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,556,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$851,946,578
Number of Holdings	4
Net Advisory Fee	$6,556,108
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.51	99.9%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.81	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $468.19	-1.5%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $621.37	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAUG
Innovator U.S. Equity Power Buffer ETF - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - December
Class Name	Innovator U.S. Equity Power Buffer ETF™ - December
Trading Symbol	PDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - December	$88	0.79%
[117]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Power Buffer ETF - December NAV	21.76	7.98
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
Net Assets	$ 737,786,278
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,177,051
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$737,786,278
Number of Holdings	4
Net Advisory Fee	$6,177,051
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.56	109.9%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $387.94	-0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.07	-10.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PDEC
Innovator U.S. Equity Power Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - February
Class Name	Innovator U.S. Equity Power Buffer ETF™ - February
Trading Symbol	PFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - February	$87	0.79%
[118]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Power Buffer ETF - February NAV	20.29	8.49
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
Net Assets	$ 644,564,872
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,142,614
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$644,564,872
Number of Holdings	4
Net Advisory Fee	$5,142,614
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.83	106.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88	0.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $410.45	-0.3%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $546.86	-7.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PFEB
Innovator U.S. Equity Power Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - January
Class Name	Innovator U.S. Equity Power Buffer ETF™ - January
Trading Symbol	PJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - January	$87	0.79%
[119]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Power Buffer ETF - January NAV	20.93	8.05	8.98
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
Net Assets	$ 986,882,100
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 8,066,784
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$986,882,100
Number of Holdings	4
Net Advisory Fee	$8,066,784
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.75	106.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $543.04	-7.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJAN
Innovator U.S. Equity Power Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - July
Class Name	Innovator U.S. Equity Power Buffer ETF™ - July
Trading Symbol	PJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - July	$87	0.79%
[120]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Power Buffer ETF - July NAV	20.84	9.01	7.97
S&P 500 TR	38.02	15.27	13.63
S&P 500	36.04	13.44	11.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
Net Assets	$ 971,163,968
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 7,275,608
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$971,163,968
Number of Holdings	4
Net Advisory Fee	$7,275,608
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.44	99.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59	-1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $618.78	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUL
Innovator U.S. Equity Power Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - June
Class Name	Innovator U.S. Equity Power Buffer ETF™ - June
Trading Symbol	PJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - June	$86	0.79%
[121]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Power Buffer ETF - June NAV	18.51	6.58	7.13
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
Net Assets	$ 614,245,767
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,416,446
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$614,245,767
Number of Holdings	4
Net Advisory Fee	$4,416,446
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.27	101.6%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.37	2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $448.26	-0.9%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $597.98	-3.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUN
Innovator U.S. Equity Power Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - March
Class Name	Innovator U.S. Equity Power Buffer ETF™ - March
Trading Symbol	PMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - March	$86	0.79%
[122]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Power Buffer ETF - March NAV	18.26	9.20
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
Net Assets	$ 557,181,516
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,320,305
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$557,181,516
Number of Holdings	4
Net Advisory Fee	$4,320,305
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.08	102.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08	1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $431.87	-0.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $579.52	-3.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAR
Innovator U.S. Equity Power Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - May
Class Name	Innovator U.S. Equity Power Buffer ETF™ - May
Trading Symbol	PMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - May	$87	0.79%
[123]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Power Buffer ETF - May NAV	20.63	7.31
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
Net Assets	$ 562,564,016
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,056,824
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$562,564,016
Number of Holdings	4
Net Advisory Fee	$4,056,824
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.02	104.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.98	1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $426.68	-0.7%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $573.81	-5.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAY
Innovator U.S. Equity Power Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - November
Class Name	Innovator U.S. Equity Power Buffer ETF™ - November
Trading Symbol	PNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - November	$85	0.79%
[124]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Power Buffer ETF - November NAV	14.97	7.76	7.76
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
Net Assets	$ 669,557,166
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 5,843,204
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$669,557,166
Number of Holdings	6
Net Advisory Fee	$5,843,204
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.69	99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $568.64	5.2%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $355.47	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.20	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $483.34	-2.2%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $639.44	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PNOV
Innovator U.S. Equity Power Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - October
Class Name	Innovator U.S. Equity Power Buffer ETF™ - October
Trading Symbol	POCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=POCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - October	$85	0.79%
[125]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Power Buffer ETF - October NAV	15.29	9.50	8.21
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
Net Assets	$ 847,371,173
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,406,909
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$847,371,173
Number of Holdings	4
Net Advisory Fee	$5,406,909
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.74	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	5.3%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $638.94	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=POCT
Innovator U.S. Equity Power Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - September
Class Name	Innovator U.S. Equity Power Buffer ETF™ - September
Trading Symbol	PSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - September	$87	0.79%
[126]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Power Buffer ETF - September NAV	19.64	8.79	8.97
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
Net Assets	$ 891,228,112
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,883,285
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$891,228,112
Number of Holdings	4
Net Advisory Fee	$5,883,285
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.64	99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.68	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $479.13	-1.8%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.19	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSEP
Innovator U.S. Equity Ultra Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Trading Symbol	UAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - April	$86	0.79%
[127]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - April NAV	18.28	3.27	3.84
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
Net Assets	$ 146,896,047
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,092,569
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$146,896,047
Number of Holdings	4
Net Advisory Fee	$1,092,569
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.22	100.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92	1.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $340.00	-0.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $602.73	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAPR
Innovator U.S. Equity Ultra Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Trading Symbol	UAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - August	$88	0.79%
[128]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - August NAV	23.17	6.67	6.67
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
Net Assets	$ 232,707,475
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,132,016
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$232,707,475
Number of Holdings	4
Net Advisory Fee	$2,132,016
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.49	99.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $523.27	2.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $358.03	-0.5%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $624.84	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAUG
Innovator U.S. Equity Ultra Buffer ETF - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Trading Symbol	UDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - December	$88	0.79%
[129]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - December NAV	22.58	6.02
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
Net Assets	$ 71,303,357
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 638,543
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,303,357
Number of Holdings	4
Net Advisory Fee	$638,543
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.55	109.8%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $433.58	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $296.66	0.0%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.44	-10.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UDEC
Innovator U.S. Equity Ultra Buffer ETF - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Trading Symbol	UFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - February	$87	0.79%
[130]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Ultra Buffer ETF - February NAV	20.44	6.21
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
Net Assets	$ 56,303,720
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 564,860
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$56,303,720
Number of Holdings	4
Net Advisory Fee	$564,860
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.82	106.3%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $458.74	0.5%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $313.87	0.0%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $548.55	-7.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UFEB
Innovator U.S. Equity Ultra Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Trading Symbol	UJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - January	$86	0.79%
[131]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Ultra Buffer ETF - January NAV	18.68	6.65	7.48
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
Net Assets	$ 160,428,275
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,319,001
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$160,428,275
Number of Holdings	4
Net Advisory Fee	$1,319,001
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.74	106.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54	0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $308.95	-0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $541.57	-7.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJAN
Innovator U.S. Equity Ultra Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Trading Symbol	UJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - July	$87	0.79%
[132]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Ultra Buffer ETF - July NAV	21.22	6.46	5.90
S&P 500 TR	38.02	15.27	13.63
S&P 500	36.04	13.44	11.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
Net Assets	$ 144,404,833
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 884,911
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$144,404,833
Number of Holdings	4
Net Advisory Fee	$884,911
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.43	99.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01	2.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $353.74	-0.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $622.48	-1.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUL
Innovator U.S. Equity Ultra Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Trading Symbol	UJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - June	$86	0.79%
[133]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - June NAV	18.43	5.25	5.82
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
Net Assets	$ 91,084,896
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 581,482
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$91,084,896
Number of Holdings	4
Net Advisory Fee	$581,482
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.26	101.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $501.00	1.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $342.79	-0.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $602.89	-2.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUN
Innovator U.S. Equity Ultra Buffer ETF - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Trading Symbol	UMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - March	$86	0.79%
[134]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Ultra Buffer ETF - March NAV	18.21	6.46
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
Net Assets	$ 81,910,943
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 798,761
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$81,910,943
Number of Holdings	4
Net Advisory Fee	$798,761
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.07	102.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $482.68	0.8%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $330.25	-0.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $583.23	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAR
Innovator U.S. Equity Ultra Buffer ETF - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Trading Symbol	UMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - May	$87	0.79%
[135]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Ultra Buffer ETF - May NAV	20.58	5.75
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
Net Assets	$ 52,739,911
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 469,507
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,739,911
Number of Holdings	4
Net Advisory Fee	$469,507
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.01	103.7%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $476.88	1.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $326.29	-0.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $578.08	-4.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAY
Innovator U.S. Equity Ultra Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Trading Symbol	UNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - November	$85	0.79%
[136]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - November NAV	14.64	5.91	5.91
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
Net Assets	$ 39,121,633
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 380,662
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$39,121,633
Number of Holdings	6
Net Advisory Fee	$380,662
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.67	99.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $540.21	3.9%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $271.83	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $397.29	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $369.62	-0.7%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $635.57	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UNOV
Innovator U.S. Equity Ultra Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Trading Symbol	UOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - October	$85	0.79%
[137]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Ultra Buffer ETF - October NAV	14.94	7.21	6.28
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
Net Assets	$ 162,057,813
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 791,169
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$162,057,813
Number of Holdings	4
Net Advisory Fee	$791,169
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.72	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07	4.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $372.94	-0.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $636.54	-2.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UOCT
Innovator U.S. Equity Ultra Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Trading Symbol	USEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=USEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - September	$87	0.79%
[138]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Ultra Buffer ETF - September NAV	19.62	6.81	6.94
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
Net Assets	$ 163,286,496
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 668,064
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$163,286,496
Number of Holdings	4
Net Advisory Fee	$668,064
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.62	99.1%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $535.50	3.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $366.39	-0.6%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.59	-2.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=USEP
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Trading Symbol	RBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	$27	0.79%
[139]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV	4.07
Russell 2000 Total Return Index	7.69
Russell 2000	7.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
Net Assets	$ 115,597,714
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 20,189
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$115,597,714
Number of Holdings	4
Net Advisory Fee	$20,189
Portfolio Turnover	0%
30-Day SEC Yield	-0.62%
30-Day SEC Yield Unsubsidized	-0.62%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $0.55	98.2%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $220.89	4.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $198.80	-1.2%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $232.86	-1.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RBUF
Innovator U.S. Small Cap Power Buffer ETF - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Trading Symbol	KAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - April	$89	0.79%
[140]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2020)
Innovator U.S. Small Cap Power Buffer ETF - April NAV	25.33	7.62
Russell 2000 Total Return Index	34.07	16.61
Russell 2000	32.15	15.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
Net Assets	$ 179,968,519
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,302,582
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$179,968,519
Number of Holdings	4
Net Advisory Fee	$1,302,582
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $2.10	98.6%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $210.30	3.7%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $178.76	-1.1%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $249.12	-1.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAPR
Innovator U.S. Small Cap Power Buffer ETF - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Trading Symbol	KAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - August	$20	0.79%
[141]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - August NAV	-0.34
Russell 2000 Total Return Index	-2.24
Russell 2000	-2.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
Net Assets	$ 68,790,507
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 80,960
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$68,790,507
Number of Holdings	4
Net Advisory Fee	$80,960
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24	96.4%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86	7.3%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78	-1.4%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAUG
Innovator U.S. Small Cap Power Buffer ETF - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Trading Symbol	KJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - January	$89	0.79%
[142]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator U.S. Small Cap Power Buffer ETF - January NAV	24.40	6.87
Russell 2000 Total Return Index	34.07	7.27
Russell 2000	32.15	5.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
Net Assets	$ 401,272,073
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,848,072
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$401,272,073
Number of Holdings	4
Net Advisory Fee	$2,848,072
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $2.01	99.7%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $200.71	1.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $170.60	-0.3%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $237.84	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJAN
Innovator U.S. Small Cap Power Buffer ETF - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Trading Symbol	KJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - July	$87	0.79%
[143]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Innovator U.S. Small Cap Power Buffer ETF - July NAV	19.95	5.36
Russell 2000 Total Return Index	34.07	11.66
Russell 2000	32.15	10.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
Net Assets	$ 154,807,732
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,241,775
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$154,807,732
Number of Holdings	4
Net Advisory Fee	$1,241,775
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03	101.2%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89	3.8%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46	-1.4%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18	-3.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUL
Innovator U.S. Small Cap Power Buffer ETF - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Trading Symbol	KJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - June	$33	0.79%
[144]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - June NAV	4.53
Russell 2000 Total Return Index	6.70
Russell 2000	6.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
Net Assets	$ 10,583,005
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 33,959
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,583,005
Number of Holdings	4
Net Advisory Fee	$33,959
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06	100.2%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77	3.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90	-1.3%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUN
Innovator U.S. Small Cap Power Buffer ETF - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Trading Symbol	KNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of October 31, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - November	$0	0.79%
[145]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
Net Assets	$ 1,253,132
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,253,132
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18	98.7%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76	7.0%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10	-2.8%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56	-3.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KNOV
Innovator U.S. Small Cap Power Buffer ETF - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Trading Symbol	KOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - October	$88	0.79%
[146]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator U.S. Small Cap Power Buffer ETF - October NAV	22.01	4.19	4.39
Russell 2000 Total Return Index	34.07	8.50	8.91
Russell 2000	32.15	7.05	7.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
Net Assets	$ 148,209,086
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 691,921
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$148,209,086
Number of Holdings	4
Net Advisory Fee	$691,921
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21	98.0%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89	7.3%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22	-2.7%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76	-2.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KOCT
Innovator U.S. Small Cap Power Buffer ETF - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Trading Symbol	KSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of August 30, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - September	$13	0.79%
[147]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator U.S. Small Cap Power Buffer ETF - September NAV	-0.02
Russell 2000 Total Return Index	-0.76
Russell 2000	-0.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information. Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
Net Assets	$ 18,987,712
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,652
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,987,712
Number of Holdings	4
Net Advisory Fee	$19,652
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20	98.0%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08	6.8%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07	-2.5%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58	-2.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KSEP

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[2]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[3]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[4]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[5]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[6]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[7]
**	Since Inception return is -2.37% from the date the Fund began tracking the IBD® 50 Total Return Index, November 20, 2017.

[8]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[9]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[10]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[11]
**	Since Inception return is cumulative and from the date the Fund began tracking the FTSE Laddered Power Buffer Strategy Price Return Index.

[12]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[13]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[14]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[15]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[16]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[17]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[18]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[19]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[20]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[21]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[22]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[23]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[24]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[25]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[26]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[27]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[28]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[29]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[30]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[31]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[32]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[33]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[34]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[35]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[36]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[37]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[38]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[39]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[40]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[41]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[42]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[43]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[44]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[45]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[46]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[47]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[48]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[49]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[50]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[51]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[52]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[53]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[54]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[55]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[56]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[57]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[58]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[59]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[60]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[61]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[62]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[63]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[64]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[65]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[66]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[67]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[68]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[69]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[70]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[71]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[72]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[73]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[74]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[75]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[76]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[77]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[78]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[79]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[80]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[81]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[82]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[83]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[84]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[85]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[86]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[87]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[88]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[89]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[90]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[91]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[92]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[93]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[94]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[95]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[96]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[97]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[98]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[99]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[100]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[101]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[102]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[103]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[104]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[105]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[106]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[107]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[108]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[109]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[110]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[111]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[112]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[113]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[114]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[115]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[116]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[117]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[118]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[119]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[120]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[121]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[122]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[123]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[124]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[125]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[126]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[127]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[128]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[129]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[130]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[131]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[132]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[133]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[134]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[135]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[136]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[137]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[138]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[139]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[140]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[141]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[142]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[143]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[144]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[145]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[146]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.

[147]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.